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Invesco China Technology ETF
Summary Information
Investment Objective
The Invesco China Technology ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the FTSE China Incl A 25% Technology Capped Index (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco China Technology ETF Invesco China Technology ETF
Management Fees	0.65%	[1]
Other Expenses	none
Total Annual Fund Operating Expenses	0.65%	[1]
[1]	Effective January 5, 2024, the Fund's unitary management fee was reduced. “Management Fees” and “Total Annual Fund Operating Expenses” have been restated to reflect current fees.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses  remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco China Technology ETF | Invesco China Technology ETF | USD ($)	66	208	362	810

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent securities in the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, FTSE International Limited (the “Index Provider”) compiles, maintains, and calculates the Underlying Index. The Underlying Index is composed of securities that the Index Provider, pursuant to the Underlying Index methodology, has classified as being in the technology industry and that are constituents of the FTSE China Index or FTSE China A Stock Connect CNH Index. The Underlying Index may include China A-Shares (shares of Chinese incorporated companies that may trade on the Shanghai or Shenzhen stock exchanges via a Stock Connect program (“Stock Connect Programs”)), B Shares, H Shares, N Shares, Red Chips, P Chips and S Chips. Underlying Index constituents are modified market capitalization weighted.
As of December 31, 2023, the Underlying Index was comprised of 150 constituents with market capitalizations ranging from $133.3 million to $357.4 billion.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of October 31, 2023, the Fund had significant exposure to the information technology and communication services sectors. The Fund's portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Principal Risks of Investing in the Fund
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
The Fund is the successor to the investment performance of the Guggenheim China Technology ETF (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on May 18, 2018. Accordingly, the performance information shown below for periods ended on or prior to May 18, 2018 is that of the Predecessor Fund.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Best Quarter	June 30, 2020	31.68%
Worst Quarter	September 30, 2022	-27.33%

Average Annual Total Returns (for the period ended December 31, 2023)
Average Annual Returns - Invesco China Technology ETF		1 Year	5 Years	10 Years	Inception Date
Invesco China Technology ETF		(16.97%)	(1.74%)	1.06%	Dec. 08, 2009
After Taxes on Distributions | Invesco China Technology ETF		(17.12%)	(1.81%)	0.76%
After Taxes on Distributions and Sale of Fund Shares | Invesco China Technology ETF		(10.01%)	(1.31%)	0.71%
FTSE China Incl A 25% Technology Capped Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	[1]	(16.60%)
Blended - FTSE China Incl A 25% Technology Capped Index	[2]	(16.60%)	(1.07%)	1.32%
MSCI China Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		(11.20%)	(2.80%)	0.85%
[1]	Performance information is not available for periods prior to the Underlying Index’s commencement date of March 18, 2019.
[2]	The Blended - FTSE China Incl A 25% Technology Capped Index reflects the performance of the AlphaShares China Technology Index (such performance does not reflect any deduction for fees, expenses or taxes), the former underlying index, prior to June 22, 2019, and the Underlying Index thereafter.

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.